Income Taxes - Schedule of Income Tax Reconciliation (Details) - USD ($)		3 Months Ended
		Mar. 31, 2017	Mar. 31, 2016
Income Tax Disclosure [Abstract]
Loss before income taxes	[1]	$ (8,087,344)	$ (22,470,609)
Statutory income tax rate		35.00%	35.00%
Expected income tax benefit		$ (2,830,570)	$ (7,864,713)
Non-taxable entity		15,667	9,042,878
Other permanent differences		14,063	6,793
State tax benefit		(452,372)	(2,055)
Foreign tax credit		(698,289)	0
Foreign earnings not in book income		1,046,248	0
Foreign income tax rate differential		(174,511)	(270,813)
Other		(26,301)	(17,730)
Provision (benefit) for income taxes	[1]	$ (3,106,065)	$ 894,360

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 12.